Notes Payable (Details Narrative 1)	1 Months Ended
	Nov. 30, 2010 USD ($) Number shares	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Common stock fair value | $	$ 2,775,300
Unamortized discount | $		$ 2,539,510	$ 2,901,596
Junior Secured Notes Payable 2010 [Member]
Debt Instrument [Line Items]
Description of unit	Units consisting of a junior secured note (the “2010 Secured Notes”) and one share of the Company’s common stock.
Number of unit issued	267,857
Debt face amount | $	$ 3,000,000
Description of maturity date	Mature in November 2020.
Stated interest rate	3.50%
Description of collateral terms

Collateralized by a security interest in the assets of the Company, which security interest is junior and subordinate to the security interests that collateralize the Brainlab Note and the 2014 Secured Notes.

Description of payment terms	Interest on the 2010 Secured Notes will be due and payable in a single payment upon maturity.
Unamortized discount | $	$ 2,775,300	$ 2,427,789	$ 2,535,230	$ 2,683,171
Interest expense terms	10-year term of the notes using the effective interest method.
Officer [Member]
Debt Instrument [Line Items]
Number of unit issued	22,068
Number of officers and directors | Number	4
Value of unit issued	247,164
Non-Employee Directors [Member]
Debt Instrument [Line Items]
Number of unit issued	14,180
Number of officers and directors | Number	3
Value of unit issued	158,816